Notes Related to the Consolidated Statements of Financial Position - Estimate of the Retirement Commitments (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	1.36%	2.03%
Wage increase	2.00%	2.00%	2.00%
Mortality table	INSEE 2014	INSEE 2014	INSEE 2014
Non-executive [member]
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	44.00%	44.00%	44.00%
Executive [member]
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	54.00%	54.00%	54.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Expected staff turnover	0.00%	0.00%	0.00%
Age of retirement:	65	65	65
Top of range [member]
Disclosure of defined benefit plans [line items]
Expected staff turnover	10.00%	10.00%	10.00%
Age of retirement:	67	67	67